Investments in Associates (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments in Associates (Textual)
Equity ownership interest percentage	32.70%	32.70%
Country of incorporation	Lebanon	Lebanon
Percentage of basis and reflects adjustments made by the Group		100.00%